Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
September 30, 2025
XCB-NPRT3-1125
1.9884862.107
Municipal Securities - 97.9%
	Principal Amount (a)	Value ($)
Alabama - 4.3%
Electric Utilities - 0.9%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	100,259
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	500,000	500,732
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.7% 12/1/2036 VRDN (b)(c)	1,000,000	1,000,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.9% 8/1/2063 VRDN (b)(c)	500,000	500,000
		2,100,991
General Obligations - 1.1%
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	75,000	78,200
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	95,000	95,282
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	940,000	1,003,974
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	125,000	126,568
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	210,000	225,066
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	80,000	82,784
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2029 (Pacific Life Insurance Co Guaranteed) (d)	350,000	371,170
Southeast Energy Authority A Cooperative District 5% 1/1/2027 (Athene Annuity And Life Company Guaranteed)	700,000	712,747
		2,695,791
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.31% 11/1/2042 VRDN (b)	300,000	300,000
Industrial Development - 0.4%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.2% 8/1/2036 VRDN (b)(c)	1,000,000	1,000,000
Synthetics - 1.7%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.19% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	700,000	700,000
Black Belt Energy Gas District Participating VRDN 3.14% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	300,000	300,000
Black Belt Energy Gas District Participating VRDN 3.19% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,000,000	1,000,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.19% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	1,600,000	1,600,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.19% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	500,000	500,000
		4,100,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	90,000	90,000
Jefferson Cnty AL Swr Rev 5% 10/1/2026	55,000	56,258
Jefferson Cnty AL Swr Rev 5% 10/1/2027	50,000	52,327
		198,585
TOTAL ALABAMA		10,395,367
Alaska - 1.0%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	120,000	122,518
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	95,000	101,777
		224,295
Synthetics - 0.3%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 3.04% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	700,000	700,000
Transportation - 0.6%
Alaska Airport Series 2021 C, 5% 10/1/2025 (c)	1,410,000	1,410,000
TOTAL ALASKA		2,334,295
Arizona - 4.2%
Electric Utilities - 0.4%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.09% 5/1/2029 VRDN (b)	600,000	600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.09% 5/1/2029 VRDN (b)	400,000	400,000
		1,000,000
General Obligations - 0.8%
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2026 (Assured Guaranty Inc Insured)	875,000	890,020
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2027 (Assured Guaranty Inc Insured)	550,000	572,967
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2028 (Assured Guaranty Inc Insured)	375,000	399,457
		1,862,444
Health Care - 0.5%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	360,000	361,264
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	455,000	467,828
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	365,000	382,697
		1,211,789
Housing - 0.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	600,000	595,577
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (b)	870,000	865,374
		1,460,951
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	835,000	849,189
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.85% tender 12/1/2035 (b)(c)	900,000	899,861
Synthetics - 1.1%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.12% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	200,000	200,000
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.12% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	500,000	500,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.17% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,000,000	2,000,001
		2,700,001
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	185,000	187,886
TOTAL ARIZONA		10,172,121
Arkansas - 0.0%
Industrial Development - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.2% 6/1/2028 VRDN (b)(c)	100,000	100,000
California - 11.2%
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	335,000	355,420
General Obligations - 0.3%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	350,000	368,812
California Community Choice Financing Authority Series 2025C, 5% 10/1/2028 (American General Life Insurance Co Guaranteed)	435,000	457,162
		825,974
Health Care - 0.1%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	200,000	200,000
Resource Recovery - 1.7%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	400,000	399,818
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(c)	1,100,000	1,100,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	800,000	799,923
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	300,000	298,143
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.85% tender 11/1/2042 (b)(c)(g)	750,000	749,959
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(g)	800,000	799,419
		4,147,262
Synthetics - 7.9%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.19% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,005,000	2,005,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.17% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	200,000	200,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 BAML6065, 3.65% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	2,600,000	2,600,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 3.1% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	800,000	800,000
California Stwide Cmnty Mf Rev Participating VRDN 4.3% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	2,100,000	2,100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.3% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	2,540,000	2,540,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 3.1% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,400,000	1,400,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.3% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	3,805,000	3,805,000
San Francisco CA Multi Fam Hsg Haynes Apts Participating VRDN Series 2025 CF7033, 2.99% 7/1/2053 (Liquidity Facility Citibank NA) (b)(e)	1,100,000	1,100,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.1% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,200,000	2,200,000
		18,750,000
Transportation - 1.1%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	1,595,000	1,617,873
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	810,000	821,616
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	200,000	202,868
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	55,000	55,789
		2,698,146
TOTAL CALIFORNIA		26,976,802
Colorado - 2.0%
Housing - 0.2%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	400,000	401,153
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	200,000	201,471
		602,624
Synthetics - 1.6%
Colorado Health Facilities Authority Participating VRDN 3.04% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,780,000	2,780,001
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.19% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	1,100,000	1,100,000
		3,880,001
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	275,000	287,593
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	165,000	165,417
		453,010
TOTAL COLORADO		4,935,635
Connecticut - 0.7%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	1,100,000	1,099,191
General Obligations - 0.2%
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	385,000	410,272
West Haven CT BAN 4.25% 3/26/2026	300,000	301,609
		711,881
TOTAL CONNECTICUT		1,811,072
District Of Columbia - 0.7%
Housing - 0.1%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	340,000	344,811
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	315,000	335,007
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	235,000	239,816
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	535,000	558,187
		1,133,010
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	120,000	119,289
TOTAL DISTRICT OF COLUMBIA		1,597,110
Florida - 6.5%
General Obligations - 0.0%
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	25,000	25,000
Health Care - 0.7%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.49% 4/1/2049 VRDN (b)	1,500,000	1,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	190,000	194,508
		1,694,508
Housing - 0.6%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	390,000	390,871
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	125,000	125,524
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	75,000	75,226
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	185,000	185,782
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	420,000	420,001
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	290,000	290,240
		1,487,644
Resource Recovery - 0.5%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	210,000	209,922
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	1,000,000	999,887
		1,209,809
Special Tax - 1.3%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.63% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	3,120,000	3,120,000
Synthetics - 3.0%
Florida Dev Fin Corp Rev Participating VRDN 4.15% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,100,000	1,100,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 3.09% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	2,540,000	2,540,000
Gallery Smathers Plz FL Participating VRDN Series 2025 CF7017, 3.01% 4/1/2037 (Liquidity Facility Citibank NA) (b)(e)	200,000	200,000
Greater Orlando Aviation Auth Participating VRDN 4.2% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	175,000	175,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.12% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	200,000	200,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 CF7044, 3.04% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(e)	1,500,000	1,500,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 3.01% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,600,000	1,600,000
		7,315,000
Transportation - 0.4%
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	450,000	478,849
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2025 (h)	125,000	125,000
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (c)	345,000	359,131
		962,980
TOTAL FLORIDA		15,814,941
Georgia - 3.1%
Electric Utilities - 1.3%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.38% 1/1/2038 VRDN (b)	900,000	900,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.55% 11/1/2062 VRDN (b)(c)	1,200,000	1,200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	85,000	85,523
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	155,000	158,252
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	200,000	201,041
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	280,000	285,105
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	170,000	170,655
		3,000,576
General Obligations - 1.3%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	515,000	527,575
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	70,000	70,076
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	1,900,000	1,921,563
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	245,000	259,577
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	75,000	76,555
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	350,000	352,453
		3,207,799
Synthetics - 0.1%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.17% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	200,000	200,000
Transportation - 0.4%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2027 (c)	1,005,000	1,042,424
TOTAL GEORGIA		7,450,799
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	85,000	85,000
Hawaii - 0.2%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	370,000	374,839
Synthetics - 0.0%
Hawaii St Arpts Sys Rev Participating VRDN 3.09% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	200,000	200,000
TOTAL HAWAII		574,839
Illinois - 2.8%
General Obligations - 0.4%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	255,000	255,693
Illinois St Gen. Oblig. 5% 3/1/2026	340,000	343,288
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	85,000	87,087
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	125,000	129,513
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	85,000	89,888
		905,469
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	90,000	90,563
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	100,000	100,639
		191,202
Synthetics - 1.6%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.03% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,900,000	1,900,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 4.2% 7/1/2027 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	120,000	120,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 ZF1980, 3.05% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	600,000	600,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 3.03% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	400,000	400,000
IL Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 3.19% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (b)(e)	820,000	820,000
		3,840,000
Transportation - 0.6%
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	910,000	947,762
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	410,000	412,218
		1,359,980
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2026 (d)	350,000	351,817
TOTAL ILLINOIS		6,648,468
Indiana - 0.6%
Electric Utilities - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 3.01% 12/1/2038 VRDN (b)(c)	100,000	100,000
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	370,000	374,890
Resource Recovery - 0.3%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 5/1/2028 (b)(c)	400,000	399,821
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.8% tender 5/1/2028 (b)(c)	400,000	399,820
		799,641
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	65,000	65,347
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	130,000	133,239
		198,586
TOTAL INDIANA		1,473,117
Iowa - 0.3%
Electric Utilities - 0.3%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 3% 7/1/2038 VRDN (b)(c)	800,000	800,000
Kansas - 0.3%
Housing - 0.3%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (b)	690,000	689,383
Kentucky - 1.2%
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	800,000	808,584
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	295,000	301,422
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	330,000	334,006
		635,428
Industrial Development - 0.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.05% 7/1/2060 VRDN (b)(c)	1,100,000	1,100,000
Resource Recovery - 0.2%
Kentucky Economic Dev Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 4/1/2031 (b)(c)	400,000	400,000
TOTAL KENTUCKY		2,944,012
Louisiana - 4.6%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	370,000	374,244
Industrial Development - 3.9%
St James Parish LA Rev (Nucor Corp Proj.) 3.05% 11/1/2040 VRDN (b)	400,000	400,000
St James Parish LA Rev (Nucor Corp Proj.) 3.13% 11/1/2040 VRDN (b)	9,095,000	9,095,000
		9,495,000
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	280,000	281,444
New Orleans LA Aviation Board 5% 1/1/2027 (c)	315,000	322,927
New Orleans LA Aviation Board 5% 1/1/2028 (c)	595,000	621,143
		1,225,514
TOTAL LOUISIANA		11,094,758
Maryland - 0.7%
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	495,000	495,759
Synthetics - 0.5%
Baltimore County Gen. Oblig. Participating VRDN 3.24% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(e)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.24% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	400,000	400,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.12% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	300,000	300,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 3.24% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	400,000	400,000
		1,300,000
TOTAL MARYLAND		1,795,759
Massachusetts - 0.3%
General Obligations - 0.2%
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	370,000	372,874
Special Tax - 0.1%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	300,000	300,349
TOTAL MASSACHUSETTS		673,223
Michigan - 1.0%
Education - 0.2%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	500,000	513,771
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	730,000	726,041
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	160,000	161,718
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	165,000	169,763
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	90,000	94,220
		425,701
Health Care - 0.1%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	265,000	268,144
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	310,000	308,013
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	55,000	55,046
TOTAL MICHIGAN		2,296,716
Minnesota - 0.3%
Synthetics - 0.1%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.12% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	300,000	300,000
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2023B, 5% 1/1/2026 (c)	350,000	351,832
TOTAL MINNESOTA		651,832
Mississippi - 0.3%
Education - 0.3%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	635,000	604,494
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	150,000	153,732
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (c)	275,000	294,005
Synthetics - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.2% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	100,000	100,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.12% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	200,000	200,000
		300,000
TOTAL MISSOURI		747,737
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (b)	660,000	664,565
Nebraska - 0.2%
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.2% 6/1/2028 VRDN (b)(c)	100,000	100,000
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.09% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	500,000	500,000
TOTAL NEBRASKA		600,000
Nevada - 0.2%
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (b)	260,000	269,448
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(g)	200,000	199,970
TOTAL NEVADA		469,418
New Hampshire - 1.2%
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	170,000	170,146
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	35,000	35,054
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	115,000	115,675
		320,875
Resource Recovery - 0.9%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	1,400,000	1,411,188
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	600,000	600,255
		2,011,443
Synthetics - 0.2%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.19% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	500,000	500,000
TOTAL NEW HAMPSHIRE		2,832,318
New Jersey - 2.6%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (c)	250,000	250,679
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (c)	150,000	155,510
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	415,000	430,243
		836,432
General Obligations - 1.8%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	2,100,000	2,113,764
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	180,000	184,272
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	360,000	363,368
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	240,000	243,899
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	155,000	154,082
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	80,000	81,798
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	75,000	78,555
Orange Twp NJ BAN 4% 3/18/2026	1,100,000	1,105,109
		4,324,847
Housing - 0.5%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (b)	550,000	554,451
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	555,000	554,526
		1,108,977
TOTAL NEW JERSEY		6,270,256
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 10/15/2028 (c)	630,000	668,861
Port Auth NY & NJ Series 193, 5% 10/15/2025 (c)	265,000	265,185
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	275,000	275,840
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	565,000	578,431
		1,788,317
TOTAL NEW JERSEY,NEW YORK		1,788,317
New Mexico - 0.6%
Housing - 0.5%
New Mexico Mtg Fin Auth Mf Hsg Rev (Jlg Nm Abq 2023, Lllp Proj.) Series 2023, 2.97% tender 2/1/2042 (b)	500,000	499,432
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	755,000	759,306
		1,258,738
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.24% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(e)	195,000	195,000
TOTAL NEW MEXICO		1,453,738
New York - 8.8%
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	510,000	507,367
General Obligations - 4.9%
Albany NY BAN 4% 3/20/2026	2,500,000	2,510,682
Binghamton NY BAN 4% 4/10/2026	2,300,000	2,312,342
City of New York NY Gen. Oblig. 5% 8/1/2028	2,255,000	2,411,611
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	800,000	805,881
Farmington NY Gen. Oblig. BAN Series 2025, 4% 7/29/2026	900,000	902,567
Ithaca City New York BAN 4.25% 2/13/2026	1,000,000	1,002,897
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	395,727	399,237
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	1,000,000	1,006,514
Washington Co NY BAN 4% 3/20/2026	600,000	603,218
		11,954,949
Health Care - 0.1%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2025	175,000	175,393
Housing - 0.5%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	90,000	93,270
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	115,000	115,054
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	925,000	925,239
		1,133,563
Special Tax - 0.0%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	35,000	35,181
Synthetics - 2.9%
Liberty NY Dev Corp Rev Participating VRDN 3.24% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.14% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,300,000	2,300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.14% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	225,000	225,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2025 XF8023, 3.01% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	1,200,000	1,200,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.24% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	400,000	400,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.34% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,600,000	2,600,000
		7,025,000
Transportation - 0.2%
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	45,000	45,126
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	330,000	337,286
		382,412
TOTAL NEW YORK		21,213,865
North Carolina - 1.7%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	500,000	500,073
Health Care - 0.1%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	335,000	335,117
Housing - 1.2%
Inlivian NC Multifamily Rev (Sycamore Station Ii Llc Proj.) 3.625% tender 11/1/2058 (b)	600,000	607,819
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (b)	2,000,000	2,000,059
		2,607,878
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2027 (c)	550,000	570,003
TOTAL NORTH CAROLINA		4,013,071
North Dakota - 0.1%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2025	25,000	25,031
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2026	210,000	213,779
		238,810
TOTAL NORTH DAKOTA		238,810
Ohio - 1.7%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	70,000	68,542
Electric Utilities - 0.7%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	300,000	302,605
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	475,000	490,656
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	525,000	525,797
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	480,000	478,855
		1,797,913
Health Care - 0.8%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	455,000	452,910
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.42% 1/15/2033 VRDN (b)	500,000	500,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.42% 1/15/2045 VRDN (b)	900,000	900,000
		1,852,910
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	130,000	132,408
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	95,000	95,355
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	95,000	97,701
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	60,000	63,339
		256,395
TOTAL OHIO		4,108,168
Oklahoma - 0.8%
General Obligations - 0.6%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	700,000	700,360
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2026	525,000	530,848
		1,231,208
Health Care - 0.2%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.53% 8/15/2031 VRDN (b)	575,000	575,000
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	114,268	114,268
TOTAL OKLAHOMA		1,920,476
Pennsylvania - 5.8%
General Obligations - 0.6%
Pennsylvania St 5% 9/1/2026	780,000	797,974
Pennsylvania St Series 2019, 5% 7/15/2026	200,000	203,927
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	545,000	569,510
		1,571,411
Health Care - 1.3%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	410,000	418,022
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.69% 9/1/2050 VRDN (b)	800,000	800,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2026	500,000	506,611
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.69% 9/1/2050 VRDN (b)	1,450,000	1,450,000
		3,174,633
Resource Recovery - 3.5%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.7% tender 6/1/2044 (b)(c)	1,800,000	1,800,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	600,000	604,538
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.85% tender 8/1/2045 (b)(c)	1,100,000	1,099,860
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	1,100,000	1,100,018
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	2,000,000	2,008,593
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	1,000,000	1,000,228
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 3.8% tender 6/1/2049 (b)(c)	800,000	799,748
		8,412,985
Synthetics - 0.2%
Pennsylvania Turnpike Commission Participating VRDN Series 5096, 3.04% 6/1/2047 (Liquidity Facility JP Morgan Securities LLC) (b)(e)	500,000	500,000
Transportation - 0.2%
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (c)	435,000	458,753
TOTAL PENNSYLVANIA		14,117,782
Rhode Island - 0.5%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2025	500,000	500,857
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2026	350,000	358,652
		859,509
General Obligations - 0.1%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	300,000	300,155
TOTAL RHODE ISLAND		1,159,664
South Carolina - 0.6%
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev 5% 12/1/2026	130,000	133,513
South Carolina St Svc Auth Rev 5% 12/1/2028	190,000	204,424
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2025	350,000	351,236
		689,173
Industrial Development - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.2% 4/1/2030 VRDN (b)(c)	300,000	300,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.2% 9/1/2028 VRDN (b)(c)	100,000	100,000
		400,000
Synthetics - 0.1%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.24% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	300,000	300,000
TOTAL SOUTH CAROLINA		1,389,173
Tennessee - 1.2%
Health Care - 0.6%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.05% 5/1/2039 VRDN (b)	1,400,000	1,400,000
Housing - 0.5%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	910,000	922,557
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	335,000	336,251
		1,258,808
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.12% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	200,000	200,000
TOTAL TENNESSEE		2,858,808
Texas - 17.1%
Education - 0.4%
Texas A&M Univ Revs Series 2016 E, 4% 5/15/2027	1,000,000	1,008,472
Electric Utilities - 0.2%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	50,000	50,382
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 3.76% tender 2/1/2048 (b)(i)	455,000	454,943
		505,325
General Obligations - 5.5%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	390,000	400,332
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	600,000	623,912
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	785,000	787,542
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	175,000	179,749
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	1,000,000	1,008,457
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	1,000,000	1,033,223
Dallas TX ISD Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	1,200,000	1,209,073
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	1,120,000	1,164,635
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,760,000	1,908,595
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	370,000	381,575
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (b)	445,000	459,530
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	225,000	228,615
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,600,000	1,601,278
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	630,000	636,748
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	110,000	111,020
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	445,000	449,131
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	230,000	235,823
Texas State Gen. Oblig. Series 2007 A, 2.93% 6/1/2037 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	800,000	800,000
		13,219,238
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	225,000	226,947
Housing - 1.2%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	1,005,000	1,006,608
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	385,000	388,121
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	190,000	190,196
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	110,000	111,966
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (b)	445,000	449,894
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	510,000	513,054
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	130,000	131,188
		2,791,027
Industrial Development - 5.0%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.45% 11/1/2040 VRDN (b)	4,350,000	4,350,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.5% 11/1/2040 VRDN (b)	1,800,000	1,800,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.55% 12/1/2027 VRDN (b)(c)	6,000,000	6,000,000
		12,150,000
Resource Recovery - 1.2%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.85% tender 1/1/2026 (b)(c)	400,000	399,949
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3.85% tender 5/1/2050 (b)(c)	900,000	899,885
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 3.8% tender 7/1/2040 (b)(c)	1,400,000	1,399,559
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	300,000	301,742
		3,001,135
Special Tax - 0.6%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2026	400,000	403,873
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2029	900,000	967,883
		1,371,756
Synthetics - 0.7%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.17% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	200,000	200,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	200,000	200,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.12% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,300,000	1,300,000
		1,700,000
Transportation - 1.8%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (c)	105,000	105,259
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (c)(d)	3,745,000	3,900,690
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2026 (c)	235,000	238,475
North TX Twy Auth Rev 5% 1/1/2026	65,000	65,370
		4,309,794
Water & Sewer - 0.4%
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	1,000,000	974,281
TOTAL TEXAS		41,257,975
Utah - 0.4%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	160,000	162,971
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (b)	235,000	236,629
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.1% 4/1/2028 VRDN (b)	100,000	100,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	60,000	62,182
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	340,000	352,366
		414,548
TOTAL UTAH		914,148
Virginia - 1.4%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	135,000	136,979
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	400,000	400,233
Housing - 0.2%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	475,000	475,203
Synthetics - 1.0%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.19% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	2,000,000	2,000,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.24% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	400,000	400,000
		2,400,000
TOTAL VIRGINIA		3,412,415
Washington - 2.5%
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	1,355,000	1,379,049
Housing - 1.1%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2026	215,000	215,891
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2029	450,000	474,591
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	80,000	81,389
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	135,000	136,678
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2025, 2.7% tender 4/1/2044 (b)	1,825,000	1,815,865
		2,724,414
Transportation - 0.7%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	250,000	258,025
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	95,000	96,628
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (c)	1,290,000	1,372,701
		1,727,354
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	325,000	322,450
TOTAL WASHINGTON		6,153,267
West Virginia - 0.3%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.5% 6/1/2033 VRDN (b)	300,000	300,000
Industrial Development - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	405,000	407,903
TOTAL WEST VIRGINIA		707,903
Wisconsin - 1.9%
Education - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	360,000	360,000
Escrowed/Pre-Refunded - 0.4%
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	885,000	892,211
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	190,000	187,649
Health Care - 0.6%
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	330,000	335,124
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2026	400,000	403,190
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	525,000	551,273
		1,289,587
Housing - 0.3%
Wisconsin Hsg & Eda Hsg Rev (Wi Hsg Rev 3/12/74 Proj.) 2.99% 5/1/2042, LOC Bank of America NA VRDN (b)(c)	700,000	700,000
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	115,000	115,088
		815,088
Industrial Development - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	340,000	344,575
Transportation - 0.3%
Milwaukee Cnty WI Arpt Rev Series 2023B, 5% 12/1/2025 (c)	800,000	802,755
TOTAL WISCONSIN		4,691,865
Wyoming - 0.7%
Electric Utilities - 0.7%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.17% 11/1/2025 VRDN (b)(c)	900,000	900,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4% 11/1/2025 VRDN (b)(c)	700,000	700,000
		1,600,000
TOTAL WYOMING		1,600,000
TOTAL MUNICIPAL SECURITIES (Cost $235,980,236)		236,503,482

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $8,781,415)	3.29	8,779,659	8,781,415

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $244,761,651)	245,284,897
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,675,772)
NET ASSETS - 100.0%	241,609,125

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,114,268 or 3.4% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,278,195 or 0.9% of net assets.

(h)	Zero coupon bond which is issued at a discount.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.12% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	200,000

Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.12% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	500,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 3.1% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	6/22/2023	800,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	200,000

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 3.1% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2025	1,400,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.12% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	200,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.12% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	200,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.19% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	500,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.12% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	300,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.1% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/2022 - 1/30/2023	2,200,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.12% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	200,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	114,268

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.12% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	5,926,511	53,372,849	50,517,945	159,010	-	-	8,781,415	8,779,659	0.3%
Total	5,926,511	53,372,849	50,517,945	159,010	-	-	8,781,415

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.